UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: (811- 04524 )

Exact name of registrant as specified in charter: Putnam Global Income Trust

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: October 31, 2006

Date of reporting period: January 31, 2006

Item 1. Schedule of Investments:

Putnam Global Income Trust

The fund's portfolio
1/31/06 (Unaudited)

FOREIGN GOVERNMENT BONDS AND NOTES (33.6%)(a)

		Principal amount	Value

Austria (Republic of) notes Ser. EMTN, 3 3/8s, 2012	CHF	2,900,000	2,414,561
Austria (Republic of) 144A notes Ser. EMTN, 3.8s, 2013	EUR	3,000,000	3,741,006
Canada Housing Trust govt. guaranty 5.1s, 2007 (Canada)	CAD	6,557,000	5,839,860
Denmark (Kingdom of) bonds 6s, 2009	DKK	9,640,000	1,728,728
Export Development Canada government bonds 4s, 2007 (Canada)	USD	1,000,000	989,500
France (Government of) bonds 5 3/4s, 2032	EUR	3,636,000	5,882,278
France (Government of) bonds 4s, 2013	EUR	63	85
France (Government of) bonds Ser. OATe, 3s, 2012	EUR	1,182,995	1,598,573
Germany (Federal Republic of) bonds Ser. 2, 5s, 2012	EUR	2,693,000	3,563,833
Ireland (Republic of) bonds 5s, 2013	EUR	1,700,000	2,278,994
Italy (Republic of) unsub. notes Ser. 11, Tranche 1, 3 1/8s, 2010	CHF	1,900,000	1,544,241
Japan (Government of) bonds Ser. 5, 0.8s, 2015	JPY	150,000,000	1,291,628
Japan (Government of) 30 yr bonds Ser. 20, 2 1/2s, 2035	JPY	250,000,000	2,191,371
Netherlands (Government of) bonds 5s, 2012	EUR	4,500,000	5,985,209
Quebec (Province of) notes 5s, 2009 (Canada)	USD	500,000	502,443
Spain (Kingdom of) bonds 5s, 2012	EUR	3,000,000	3,991,961
Sweden (Government of) debs. Ser. 1041, 6 3/4s, 2014	SEK	3,585,000	582,352
United Kingdom treasury bonds 4 1/4s, 2036	GBP	610,000	1,161,550
United Kingdom treasury bonds 2 1/2s, 2009	GBP	425,000	1,885,148

Total foreign government bonds and notes (cost $44,477,513)			$47,173,321

COLLATERALIZED MORTGAGE OBLIGATIONS (30.5%)(a)

		Principal amount	Value

Amresco Commercial Mortgage Funding I 144A Ser. 97-C1, Class H, 7s, 2029		$81,000	$81,677
Asset Securitization Corp. Ser. 96-MD6, Class A7, 8.292s, 2029		154,000	163,022
Banc of America Commercial Mortgage, Inc. 144A Ser. 01-PB1, Class K, 6.15s, 2035		100,000	101,008
Banc of America Large Loan 144A
FRB Ser. 02-FL2A, Class L1, 7.419s, 2014		100,000	99,925
FRB Ser. 05-ESHA, Class K, 6.27s, 2020		161,000	161,081
FRB Ser. 05-BOCA, Class L, 6.17s, 2016		200,000	200,424
Banc of America Structured Security Trust 144A Ser. 02-X1, Class A3, 5.436s, 2033		156,000	156,220
Bear Stearns Commercial Mortgage Securities, Inc. 144A FRB Ser. 05-LXR1, Class J, 6.12s, 2018		148,000	148,000
Bear Stearns Commercial Mortgage Securitization Corp. Ser. 00-WF2, Class F, 8.199s, 2032		100,000	113,752
Broadgate Financing PLC sec. FRB Ser. D, 5.429s, 2023 (United Kingdom)	GBP	112,700	199,658
Chase Commercial Mortgage Securities Corp. 144A
Ser. 98-1, Class F, 6.56s, 2030		$362,000	375,826
Ser. 98-1, Class G, 6.56s, 2030		89,000	92,921
Ser. 98-1, Class H, 6.34s, 2030		203,000	172,982
Commercial Mortgage Acceptance Corp. Ser. 97-ML1, Class A3, 6.57s, 2030		340,000	344,277
Commercial Mortgage Acceptance Corp. 144A Ser. 98-C1, Class F, 6.23s, 2031		157,000	161,829
Commercial Mortgage Pass-Through Certificates 144A FRB Ser. 01-FL5A, Class G, 5.248s, 2013		241,000	239,795
CS First Boston Mortgage Securities Corp. Ser. 97-C2, Class F, 7.46s, 2035		119,000	125,569
CS First Boston Mortgage Securities Corp. 144A
FRB Ser. 03-TF2A, Class L, 8.47s, 2014		87,000	85,446
Ser. 1998-C2, Class F, 6 3/4s, 2030		362,000	383,963
Ser. 02-CP5, Class M, 5 1/4s, 2035		81,000	63,177
Ser. 03-CK2, Class AX, Interest Only (IO), 0.362s, 2036		2,903,644	89,718
DLJ Commercial Mortgage Corp.
Ser. 99-CG2, Class B3, 6.1s, 2032		129,000	130,197
Ser. 99-CG2, Class B4, 6.1s, 2032		219,000	220,412
DLJ Mortgage Acceptance Corp. 144A
Ser. 97-CF1, Class B1, 7.91s, 2030		61,000	62,579
Ser. 97-CF1, Class A3, 7.76s, 2030		160,000	163,452
European Loan Conduit FRB Ser. 6X, Class E, 6.34s, 2010 (United Kingdom)	GBP	91,336	163,531
European Loan Conduit 144A FRB
Ser. 22A, Class D, 5.44s, 2014 (Ireland)	GBP	103,500	183,930
Ser. 6A, Class F, 6.84s, 2010 (United Kingdom)	GBP	47,571	85,324
European Prime Real Estate PLC 144A FRB Ser. 1-A, Class D, 5.445s, 2014 (United Kingdom)	GBP	240,681	427,715
Fannie Mae
FRB Ser. 05-65, Class ER, zero %, 2035		$260,238	274,113
FRB Ser. 05-57, Class UL, zero %, 2035		280,437	292,613
IFB Ser. 05-37, Class SU, 11.08s, 2035		275,374	306,952
IFB Ser. 05-74, Class CP, 8.14s, 2035		142,982	149,492
IFB Ser. 05-76, Class SA, 8.14s, 2034		202,676	208,595
IFB Ser. 05-57, Class CD, 8.138s, 2035		135,841	141,098
IFB Ser. 05-106, Class US, 7.957s, 2035		345,097	361,795
IFB Ser. 05-99, Class SA, 7.957s, 2035		167,921	172,365
IFB Ser. 05-45, Class DA, 7.81s, 2035		336,097	347,464
IFB Ser. 05-74, Class DM, 7.773s, 2035		327,737	336,945
IFB Ser. 05-45, Class DC, 7.7s, 2035		186,720	192,251
IFB Ser. 05-74, Class SK, 7.673s, 2035		265,947	274,520
IFB Ser. 05-74, Class CS, 7.563s, 2035		163,000	167,555
IFB Ser. 04-79, Class SA, 7.37s, 2032		362,781	360,022
IFB Ser. 05-57, Class DC, 7.053s, 2034		239,904	246,226
IFB Ser. 05-45, Class PC, 6.66s, 2034		101,707	103,213
IFB Ser. 02-97, Class TW, IO, 6 1/2s, 2031		112,790	18,713
IFB Ser. 05-73, Class SA, 5.772s, 2035		145,253	140,646
IFB Ser. 05-93, Class AS, 5.55s, 2034		98,742	91,846
IFB Ser. 02-89, Class S, IO, 3.67s, 2033		340,861	31,210
IFB Ser. 97-44, Class SN, IO, 3.55s, 2023		119,263	11,044
IFB Ser. 03-66, Class SA, IO, 3.12s, 2033		352,714	25,794
IFB Ser. 03-48, Class S, IO, 3.02s, 2033		155,050	11,410
IFB Ser. 02-92, Class SB, IO, 2.82s, 2030		124,203	8,250
IFB Ser. 05-113, Class DI, IO, 2.7s, 2036		6,545,927	422,021
IFB Ser. 05-52, Class DC, IO, 2.67s, 2035		252,761	19,826
IFB Ser. 04-89, Class EI, IO, 2.62s, 2034		1,176,777	92,526
IFB Ser. 04-24, Class CS, IO, 2.62s, 2034		436,686	36,368
IFB Ser. 03-122, Class SA, IO, 2.57s, 2028		623,351	35,166
IFB Ser. 03-122, Class SJ, IO, 2.57s, 2028		661,225	37,882
IFB Ser. 04-64, Class SW, IO, 2.52s, 2034		1,019,154	59,875
IFB Ser. 04-65, Class ST, IO, 2.52s, 2034		510,993	30,021
IFB Ser. 04-51, Class S0, IO, 2.52s, 2034		87,726	4,852
IFB Ser. 04-60, Class SW, IO, 2.52s, 2034		838,604	63,549
IFB Ser. 05-65, Class KI, IO, 2.47s, 2035		719,776	43,576
IFB Ser. 05-42, Class PQ, IO, 2.27s, 2035		165,984	11,117
IFB Ser. 05-42, Class SA, IO, 2.27s, 2035		713,187	42,285
IFB Ser. 05-73, Class SI, IO, 2.22s, 2035		166,533	9,784
IFB Ser. 05-17, Class ES, IO, 2.22s, 2035		334,625	25,042
IFB Ser. 05-17, Class SY, IO, 2.22s, 2035		156,384	11,500
IFB Ser. 05-62, Class FS, IO, 2.22s, 2034		418,784	25,464
IFB Ser. 05-82, Class SW, IO, 2.2s, 2035		659,961	31,864
IFB Ser. 05-82, Class SY, IO, 2.2s, 2035		839,343	40,525
IFB Ser. 05-45, Class EW, IO, 2.19s, 2035		514,072	27,406
IFB Ser. 05-45, Class SR, IO, 2.19s, 2035		1,178,448	62,208
IFB Ser. 05-47, Class SW, IO, 2.19s, 2035		864,219	40,780
IFB Ser. 05-105, Class S, IO, 2.17s, 2035		246,011	12,070
IFB Ser. 05-95, Class CI, IO, 2.17s, 2035		362,942	26,510
IFB Ser. 05-84, Class SG, IO, 2.17s, 2035		639,286	43,415

IFB Ser. 05-87, Class SG, IO, 2.17s, 2035	826,816	43,408
IFB Ser. 05-89, Class S, IO, 2.17s, 2035	1,205,132	57,620
IFB Ser. 05-69, Class AS, IO, 2.17s, 2035	171,151	9,387
IFB Ser. 05-54, Class SA, IO, 2.17s, 2035	808,996	40,197
IFB Ser. 05-23, Class SG, IO, 2.17s, 2035	522,359	36,647
IFB Ser. 05-29, Class SX, IO, 2.17s, 2035	637,488	40,063
IFB Ser. 05-29, Class SY, IO, 2.17s, 2035	1,581,257	108,997
IFB Ser. 05-57, Class CI, IO, 2.17s, 2035	476,510	29,880
IFB Ser. 05-17, Class SA, IO, 2.17s, 2035	479,193	32,439
IFB Ser. 05-17, Class SE, IO, 2.17s, 2035	510,756	33,868
IFB Ser. 05-57, Class DI, IO, 2.17s, 2035	1,126,731	70,031
IFB Ser. 04-92, Class S, IO, 2.17s, 2034	514,869	30,166
IFB Ser. 05-104, Class SI, IO, 2.17s, 2033	398,220	26,297
IFB Ser. 05-83, Class QI, IO, 2.16s, 2035	98,447	7,353
IFB Ser. 05-92, Class SC, IO, 2.15s, 2035	860,583	52,848
IFB Ser. 05-73, Class SD, IO, 2.15s, 2035	413,254	26,022
IFB Ser. 05-83, Class SL, IO, 2.14s, 2035	1,733,855	94,388
IFB Ser. 04-38, Class SI, IO, 2.04s, 2033	813,085	34,312
IFB Ser. 04-72, Class SB, IO, 1.97s, 2034	381,088	16,554
IFB Ser. 03-124, Class ST, IO, 1.97s, 2034	250,533	11,196
IFB Ser. 03-112, Class SA, IO, 1.97s, 2028	329,405	11,998
IFB Ser. 05-67, Class BS, IO, 1.62s, 2035	446,171	19,729
IFB Ser. 05-74, Class SE, IO, 1.57s, 2035	1,429,133	50,946
IFB Ser. 05-82, Class SI, IO, 1.57s, 2035	1,434,000	49,070
IFB Ser. 05-87, Class SE, IO, 1.52s, 2035	3,323,458	122,033
IFB Ser. 05-58, Class IK, IO, 1.47s, 2035	345,789	15,020
IFB Ser. 04-54, Class SW, IO, 1.47s, 2033	198,844	6,097
Ser. 02-T4, Class A4, 9 1/2s, 2041	539,686	573,746
Ser. 00-42, Class B2, 8s, 2030	8,280	8,906
Ser. 00-17, Class PA, 8s, 2030	39,539	42,491
Ser. 00-18, Class PA, 8s, 2030	36,315	39,014
Ser. 00-19, Class PA, 8s, 2030	37,571	40,364
Ser. 00-20, Class PA, 8s, 2030	20,299	21,824
Ser. 00-21, Class PA, 8s, 2030	63,125	67,869
Ser. 00-22, Class PA, 8s, 2030	47,059	50,562
Ser. 97-37, Class PB, 8s, 2027	109,958	118,485
Ser. 97-13, Class TA, 8s, 2027	16,139	17,398
Ser. 97-21, Class PA, 8s, 2027	64,180	69,113
Ser. 97-22, Class PA, 8s, 2027	124,319	133,924
Ser. 97-16, Class PE, 8s, 2027	42,320	45,580
Ser. 97-25, Class PB, 8s, 2027	40,855	43,984
Ser. 95-12, Class PD, 8s, 2025	25,416	27,343
Ser. 95-5, Class A, 8s, 2025	30,749	33,142
Ser. 95-5, Class TA, 8s, 2025	8,074	8,723
Ser. 95-6, Class A, 8s, 2025	19,639	21,170
Ser. 95-7, Class A, 8s, 2025	27,158	29,284
Ser. 94-106, Class PA, 8s, 2024	40,446	43,624
Ser. 94-95, Class A, 8s, 2024	59,794	64,533
Ser. 04-W2, Class 5A, 7 1/2s, 2044	629,950	662,724
Ser. 03-W4, Class 4A, 7 1/2s, 2042	192,282	201,174
Ser. 02-W1, Class 2A, 7 1/2s, 2042	322,204	335,977
Ser. 01-T10, Class A2, 7 1/2s, 2041	199,068	208,033
Ser. 02-T4, Class A3, 7 1/2s, 2041	182,190	190,444
Ser. 02-T6, Class A2, 7 1/2s, 2041	71,700	74,850
Ser. 01-T12, Class A2, 7 1/2s, 2041	214,243	223,905
Ser. 01-T7, Class A1, 7 1/2s, 2041	623,555	650,126
Ser. 99-T2, Class A1, 7 1/2s, 2039	381,329	400,315
Ser. 00-T6, Class A1, 7 1/2s, 2030	172,710	180,069
Ser. 02-W3, Class A5, 7 1/2s, 2028	35,527	37,193
Ser. 02-26, Class A1, 7s, 2048	133,268	137,850
Ser. 03-W8, Class 2A, 7s, 2042	537,946	557,802
Ser. 02-T16, Class A2, 7s, 2042	814,602	843,975
Ser. 02-14, Class A1, 7s, 2042	246,069	254,374
Ser. 04-23, IO, 5 1/2s, 2034	856,518	186,391
Ser. 350, Class 2, IO, 5 1/2s, 2034	831,055	183,584
Ser. 329, Class 2, IO, 5 1/2s, 2033	359,228	79,713
Ser. 03-45, Class PI, IO, 5 1/2s, 2029	228,243	22,967
Ser. 05-106, Class US, 5s, 2036	532,000	555,940
Ser. 05-29, Class SX, IO, 5s, 2036	229,000	234,290
Ser. 06-08, Class HP, 5s, 2036	208,000	213,717
Ser. 06-8, Class WK, 5s, 2036	171,000	175,756
Ser. 03-W10, Class 1, IO, 1.965s, 2043	1,593,487	72,549
Ser. 03-W8, Class 12, IO, 1.638s, 2042	3,369,430	127,903
Ser. 03-W6, Class 11, IO, 1.286s, 2035	738,281	443
Ser. 03-W17, Class 12, IO, 1.153s, 2033	1,582,495	46,886
Ser. 02-T18, IO, 0.524s, 2042	9,256,186	110,344
Ser. 02-T4, IO, 0.455s, 2041	549,088	4,979
Ser. 02-26, IO, 0.241s, 2048	24,245,857	125,135
Ser. 03-W6, Class 21, IO, 0.004s, 2042	807,176	1
Ser. 05-113, Class DO, Principal Only (PO), zero %, 2036	1,006,400	814,838
Ser. 363, Class 1, PO, zero %, 2035	167,593	124,730
Ser. 361, Class 1, PO, zero %, 2035	889,658	708,878
Ser. 353, Class 1, PO, zero %, 2034	1,127,932	826,437
Ser. 04-38, Class A0, PO, zero %, 2034	488,529	358,153
Ser. 342, Class 1, PO, zero %, 2033	185,776	147,244
Ser. 02-82, Class TO, PO, zero %, 2032	107,131	83,445
Ser. 04-61, Class C0, PO, zero %, 2031	244,000	190,015
Federal Home Loan Mortgage Corp. Structured Pass-Through Securities
Ser. T-59, Class 1A3, 7 1/2s, 2043	649,393	683,898
Ser. T-42, Class A5, 7 1/2s, 2042	63,077	66,015
Ser. T-41, Class 3A, 7 1/2s, 2032	377,035	393,999
Ser. T-60, Class 1A2, 7s, 2044	666,314	691,503
Ser. T-41, Class 2A, 7s, 2032	49,595	51,212
FFCA Secured Lending Corp. Ser. 99-1A, Class C1, 7.59s, 2025	225,000	157,500
First Union-Lehman Brothers Commercial Mortgage Trust II Ser. 97-C2, Class F, 7 1/2s, 2029	209,000	235,559
First Union-Lehman Brothers-Bank of America 144A Ser. 98-C2, Class G, 7s, 2035	285,000	310,707
Freddie Mac
FRB Ser. 2958, Class FB, zero %, 2035	536,186	542,635
FRB Ser. 3003, Class XF, zero %, 2035	280,863	288,718
FRB Ser. 3024, Class CF, zero %, 2034	330,465	330,489
FRB Ser. 3046, Class UF, zero %, 2033	115,574	114,771
IFB Ser. 2763, Class SC, 10.72s, 2032	344,235	369,959
IFB Ser. 3081, Class DC, 9.045s, 2035	130,676	134,172
IFB Ser. 2990, Class SL, 8.103s, 2034	212,723	218,095
IFB Ser. 2976, Class LC, 8.03s, 2035	102,504	104,500
IFB Ser. 2976, Class KL, 7.993s, 2035	243,072	248,014
IFB Ser. 2990, Class DP, 7.883s, 2034	209,748	211,627
IFB Ser. 3072, Class SM, 7.407s, 2035	99,434	96,093
IFB Ser. 3072, Class SB, 7.26s, 2035	99,434	95,549
IFB Ser. 3065, Class DC, 6.45s, 2035	201,479	191,976
IFB Ser. 3031, Class BS, 5.55s, 2035	285,526	270,306
IFB Ser. 2990, Class LB, 5.521s, 2034	251,755	236,101
IFB Ser. 2990, Class WP, 5.495s, 2035	166,126	160,663
IFB Ser. 2927, Class SI, IO, 4.03s, 2035	403,114	47,877
IFB Ser. 2538, Class SH, IO, 3.08s, 2032	65,303	4,491
IFB Ser. 2828, Class GI, IO, 3.03s, 2034	436,244	44,921
IFB Ser. 2802, Class SM, IO, 2.88s, 2032	140,024	9,467
IFB Ser. 2869, Class SH, IO, 2.83s, 2034	231,910	15,340
IFB Ser. 2869, Class JS, IO, 2.78s, 2034	1,098,526	75,351

IFB Ser. 2882, Class SL, IO, 2.73s, 2034		229,719	18,065
IFB Ser. 2682, Class TQ, IO, 2.58s, 2033		193,568	11,191
IFB Ser. 2815, Class PT, IO, 2.58s, 2032		426,594	31,090
IFB Ser. 2594, Class SE, IO, 2.58s, 2030		419,908	23,489
IFB Ser. 2828, Class TI, IO, 2.58s, 2030		200,260	14,018
IFB Ser. 3033, Class SF, IO, 2.33s, 2035		304,221	15,401
IFB Ser. 3028, Class ES, IO, 2.28s, 2035		956,115	75,471
IFB Ser. 2922, Class SE, IO, 2.28s, 2035		647,458	32,980
IFB Ser. 3045, Class DI, IO, 2.26s, 2035		292,293	14,396
IFB Ser. 2981, Class AS, IO, 2 1/4s, 2035		559,313	27,092
IFB Ser. 2981, Class BS, IO, 2 1/4s, 2035		296,703	14,650
IFB Ser. 2981, Class CS, IO, 2 1/4s, 2035		380,199	18,654
IFB Ser. 3034, Class SE, IO, 2.23s, 2035		263,622	14,499
IFB Ser. 3054, Class CS, IO, 2.23s, 2035		216,894	11,929
IFB Ser. 3066, Class SI, IO, 2.23s, 2035		648,461	50,584
IFB Ser. 2924, Class SA, IO, 2.23s, 2035		924,677	44,500
IFB Ser. 2927, Class ES, IO, 2.23s, 2035		325,836	18,373
IFB Ser. 2950, Class SM, IO, 2.23s, 2016		447,230	28,301
IFB Ser. 3031, Class BI, IO, 2.22s, 2035		192,974	15,853
IFB Ser. 3067, Class SI, IO, 2.18s, 2035		744,619	58,382
IFB Ser. 2986, Class WS, IO, 2.18s, 2035		253,995	8,833
IFB Ser. 2962, Class BS, IO, 2.18s, 2035		1,329,287	74,759
IFB Ser. 2990, Class LI, IO, 2.16s, 2034		379,878	24,636
IFB Ser. 3065, Class DI, IO, 2.15s, 2035		145,549	11,520
IFB Ser. 2988, Class AS, IO, 1.73s, 2035		126,928	4,927
IFB Ser. 3016, Class SP, IO, 1.64s, 2035		193,860	7,512
IFB Ser. 3016, Class SQ, IO, 1.64s, 2035		431,557	16,654
IFB Ser. 2937, Class SY, IO, 1.63s, 2035		205,100	7,025
IFB Ser. 2957, Class SW, IO, 1.53s, 2035		1,140,462	38,312
IFB Ser. 2815, Class S, IO, 1.53s, 2032		451,637	15,245
Ser. 2229, Class PD, 7 1/2s, 2030		44,191	46,815
Ser. 2224, Class PD, 7 1/2s, 2030		44,046	46,661
Ser. 2217, Class PD, 7 1/2s, 2030		45,670	48,382
Ser. 2187, Class PH, 7 1/2s, 2029		103,279	109,411
Ser. 1989, Class C, 7 1/2s, 2027		15,515	16,436
Ser. 1990, Class D, 7 1/2s, 2027		41,963	44,454
Ser. 1969, Class PF, 7 1/2s, 2027		35,957	38,092
Ser. 1975, Class E, 7 1/2s, 2027		9,796	10,378
Ser. 1943, Class M, 7 1/2s, 2027		23,228	24,607
Ser. 1932, Class E, 7 1/2s, 2027		31,736	33,620
Ser. 1938, Class E, 7 1/2s, 2027		12,794	13,554
Ser. 1941, Class E, 7 1/2s, 2027		10,556	11,183
Ser. 1924, Class H, 7 1/2s, 2027		34,728	36,790
Ser. 1928, Class D, 7 1/2s, 2027		13,770	14,588
Ser. 1915, Class C, 7 1/2s, 2026		30,576	32,391
Ser. 1923, Class D, 7 1/2s, 2026		37,257	39,469
Ser. 1904, Class D, 7 1/2s, 2026		40,169	42,554
Ser. 1905, Class H, 7 1/2s, 2026		35,909	38,041
Ser. 1890, Class H, 7 1/2s, 2026		33,681	35,680
Ser. 1895, Class C, 7 1/2s, 2026		16,865	17,867
Ser. 3114, Class TS, IO, 5s, 2036		1,560,845	72,266
Ser. 231, PO, zero %, 2035		6,270,139	4,728,033
Ser. 228, PO, zero %, 2035		1,584,061	1,249,600
Ser. 227, PO, zero %, 2034		1,704,323	1,243,814
GE Capital Commercial Mortgage Corp. 144A Ser. 00-1, Class F, 7.514s, 2033		41,000	43,605
Government National Mortgage Association
IFB Ser. 05-7, Class JM, 6.886s, 2034		273,114	274,202
IFB Ser. 05-84, Class SL, 5.933s, 2035		253,843	235,287
IFB Ser. 05-84, Class AS, IO, 2.31s, 2035		663,014	34,808
IFB Ser. 04-86, Class SW, IO, 2.26s, 2034		520,738	28,568
IFB Ser. 05-65, Class SI, IO, 1.86s, 2035		258,789	11,589
IFB Ser. 05-68, Class KI, IO, 1.81s, 2035		1,310,000	88,275
IFB Ser. 05-68, Class SI, IO, 1.81s, 2035		1,673,382	84,746
IFB Ser. 05-51, Class SJ, IO, 1.71s, 2035		502,991	23,580
IFB Ser. 05-68, Class S, IO, 1.71s, 2035		998,817	46,085
IFB Ser. 05-28, Class SA, IO, 1.71s, 2035		1,319,613	46,883
IFB Ser. 05-60, Class SJ, IO, 1.29s, 2034		809,685	28,088
Ser. 05-13, Class PI, IO, 5 1/2s, 2033		313,932	51,085
GS Mortgage Securities Corp. II 144A
FRB Ser. 03-FL6A, Class L, 7.72s, 2015		95,000	95,119
Ser. 98-C1, Class F, 6s, 2030		99,000	99,420
Ser. 03-C1, Class X1, IO, 0.211s, 2040		7,395,437	141,992
JPMorgan Chase Commercial Mortgage Securities Corp. 144A Ser. 04-FL1A, Class X1A, IO, 0.954s, 2019		1,032,872	3,412
LB Commercial Conduit Mortgage Trust 144A Ser. 98-C4, Class J, 5.6s, 2035		119,000	106,735
LB-UBS Commercial Mortgage Trust 144A
Ser. 05-C2, Class XCL, IO, 0.1s, 2040		6,493,500	71,113
Ser. 06-C1, Class XCL, IO, 0.062s, 2041		12,481,000	142,283
Lehman Brothers Floating Rate Commercial Mortgage Trust 144A
FRB Ser. 04-LLFA, Class H, 5.42s, 2017		66,000	66,251
FRB Ser. 03-LLFA, Class L, 5.382s, 2014		170,000	169,836
Mach One Commercial Mortgage Trust 144A Ser. 04-1A, Class H, 6.737s, 2040		156,000	149,275
Merrill Lynch Mortgage Investors, Inc. Ser. 98-C3, Class E, 7.138s, 2030		49,000	53,030
Morgan Stanley Capital I Ser. 98-CF1, Class E, 7.35s, 2032		256,000	274,032
Morgan Stanley Capital I 144A Ser. 04-RR, Class F7, 6s, 2039		360,000	257,732
Mortgage Capital Funding, Inc. FRB Ser. 98-MC2, Class E, 7.098s, 2030		78,000	81,106
PNC Mortgage Acceptance Corp. 144A
Ser. 00-C1, Class J, 6 5/8s, 2010		100,000	94,584
Ser. 00-C2, Class J, 6.22s, 2033		76,000	76,438
Pure Mortgages 144A FRB Ser. 04-1A, Class F, 7.9s, 2034 (Ireland)		255,000	255,478
Quick Star PLC FRB Class 1-D, 5.501s, 2011 (United Kingdom)	GBP	99,065	176,049
Titan Europe PLC 144A
FRB Ser. 05-CT2A, Class E, 5.64s, 2014 (Ireland)	GBP	70,000	124,397
FRB Ser. 05-CT1A, Class D, 5.64s, 2014 (Ireland)	GBP	94,789	168,450
FRB Ser. 04-2A, Class D, 3.408s, 2014 (Ireland)	EUR	88,077	106,934
FRB Ser. 04-2A, Class C, 3.008s, 2014 (Ireland)	EUR	104,811	127,251
URSUS EPC 144A FRB Ser. 1-A, Class D, 5.489s, 2012 (Ireland)	GBP	95,717	170,100
Wachovia Bank Commercial Mortgage Trust 144A FRB Ser. 05-WL5A, Class L, 7.77s, 2018		$100,000	99,452
Washington Mutual Asset Securities Corp. 144A Ser. 05-C1A, Class G, 5.72s, 2036		87,000	84,489

Total collateralized mortgage obligations (cost $43,488,949)			$42,794,262

ASSET-BACKED SECURITIES (15.0%)(a)

		Principal amount	Value

ABSC NIMS Trust 144A Ser. 03-HE5, Class A, 7s, 2033		$5,310	$5,303
Aegis Asset Backed Securities Trust 144A Ser. 04-2N, Class N1, 4 1/2s, 2034		7,415	7,392
Ameriquest Finance NIM Trust 144A
Ser. 04-RN9, Class N1, 4.8s, 2034 (Cayman Islands)		25,525	25,525
Ser. 04-RN9, Class N2, 10s, 2034 (Cayman Islands)		102,000	94,860
Asset Backed Funding Corp. NIM Trust 144A
Ser. 04-0PT5, Class N1, 4.45s, 2034 (Cayman Islands)		29,578	29,502
Ser. 04-FF1, Class N1, 5s, 2034 (Cayman Islands)		7,356	7,345
Asset Backed Securities Corp. Home Equity Loan Trust FRB Ser. 05-HE1, Class A3, 4.82s, 2035		67,995	68,059
Banc of America Mortgage Securities
Ser. 04-D, Class 2A, IO, 0.576s, 2034		1,220,477	4,195
Ser. 05-E, Class 2, IO, 0.306s, 2035		2,681,000	18,851
Bank One Issuance Trust FRB Ser. 03-C4, Class C4, 5 1/2s, 2011		80,000	81,509
Bay View Auto Trust Ser. 05-LJ2, Class D, 5.27s, 2014		82,000	81,061
Bayview Financial Asset Trust 144A Ser. 03-X, Class A, IO, 0.61s, 2006		2,512,664	36,120

Bear Stearns Alternate Trust
Ser. 04-11, Class 2A2, 4.955s, 2034		84,804	84,518
Ser. 04-12, Class 2A2, 5.02s, 2035		137,664	137,172
Bear Stearns Asset Backed Securities NIM Trust 144A
Ser. 04-FR1, Class A1, 5s, 2034 (Cayman Islands)		13,510	13,485
Ser. 04-HE10, Class A1, 4 1/4s, 2034 (Cayman Islands)		58,995	58,626
Ser. 04-HE10, Class A2, 5s, 2034 (Cayman Islands)		50,000	49,594
Ser. 04-HE6, Class A1, 5 1/4s, 2034 (Cayman Islands)		18,661	18,638
Ser. 04-HE7N, Class A1, 5 1/4s, 2034		12,119	12,104
Ser. 04-HE8N, Class A1, 5s, 2034		11,939	11,913
Bear Stearns Asset Backed Securities, Inc. Ser. 04-FR3, Class M6, 7.78s, 2034		81,000	80,949
Bombardier Capital Mortgage Securitization Corp.
Ser. 00-A, Class A2, 7.575s, 2030		39,434	27,111
Ser. 00-A, Class A4, 8.29s, 2030		141,246	100,638
Ser. 99-B, Class A3, 7.18s, 2015		284,180	181,165
Ser. 99-B, Class A4, 7.3s, 2016		177,994	124,906
Capital One Multi-Asset Execution Trust FRB Ser. 02-C1, Class C1, 7.22s, 2010		250,000	259,297
CARMAX Auto Owner Trust Ser. 04-2, Class D, 3.67s, 2011		27,441	26,843
CARSSX Finance, Ltd. 144A
FRB Ser. 04-AA, Class B3, 7.82s, 2011 (Cayman Islands)		75,800	77,236
FRB Ser. 04-AA, Class B4, 9.97s, 2011 (Cayman Islands)		187,363	197,715
Chase Credit Card Master Trust FRB Ser. 03-3, Class C, 5.55s, 2010		170,000	172,972
Chase Funding Net Interest Margin 144A Ser. 04-OPT1, Class Note, 4.458s, 2034		30,628	30,475
CHEC NIM Ltd., 144A
Ser. 04-2, Class N1, 4.45s, 2034 (Cayman Islands)		8,503	8,484
Ser. 04-2, Class N2, 8s, 2034 (Cayman Islands)		35,000	34,563
Ser. 04-2, Class N3, 8s, 2034 (Cayman Islands)		25,000	21,635
Chester Asset Receivables Dealings PLC FRB Ser. 02-B, Class C, 3.656s, 2009 (United Kingdom)	EUR	240,000	295,755
Conseco Finance Securitizations Corp.
Ser. 00-2, Class A4, 8.48s, 2030		$158,155	157,256
Ser. 00-4, Class A4, 7.73s, 2031		228,258	215,864
Ser. 00-4, Class A5, 7.97s, 2032		56,000	46,121
Ser. 00-4, Class A6, 8.31s, 2032		781,000	660,492
Ser. 01-1, Class A5, 6.99s, 2032		449,000	414,540
Ser. 01-4, Class A4, 7.36s, 2033		325,000	320,917
Ser. 02-2, Class A, IO, 8 1/2s, 2033		398,547	95,120
Countrywide Alternative Loan Trust
Ser. 05-24, Class 1AX, IO, 1.223s, 2035		3,449,076	90,538
Ser. 05-24, Class IIAX, IO, 1.039s, 2035		1,792,550	67,221
Countrywide Asset Backed Certificates 144A
Ser. 04-6N, Class N1, 6 1/4s, 2035		98,148	97,233
Ser. 04-BC1N, Class Note, 5 1/2s, 2035		13,464	13,307
Countrywide Home Loans
Ser. 05-2, Class 2X, IO, 1.196s, 2035		2,056,309	48,516
Ser. 05-9, Class 1X, IO, 1.27s, 2035		1,861,641	43,050
CS First Boston Mortgage Securities Corp. 144A Ser. 04-FR1N, Class A, 5s, 2034		57,538	56,963
First Chicago Lennar Trust 144A Ser. 97-CHL1, Class E, 7.674s, 2039		$420,000	427,416
First Consumers Master Trust FRB Ser. 01-A, Class A, 4.78s, 2008		13,006	12,941
First Franklin Mortgage Loan NIM Trust 144A
Ser. 04-FF10, Class N1, 4.45s, 2034 (Cayman Islands)		14,808	14,766
Ser. 04-FF7A, Class A, 5s, 2034 (Cayman Islands)		11,334	11,298
Fremont NIM Trust 144A
Ser. 04-3, Class A, 4 1/2s, 2034		24,805	24,597
Ser. 04-3, Class B, 7 1/2s, 2034		36,362	35,449
GE Capital Credit Card Master Note Trust FRB Ser. 04-2, Class C, 4.95s, 2010		145,430	145,635
Granite Mortgages PLC
FRB Ser. 02-1, Class 1C, 5.901s, 2042 (United Kingdom)		100,000	100,754
FRB Ser. 02-2, Class 1C, 5.851s, 2043 (United Kingdom)		70,000	70,771
FRB Ser. 03-2, Class 2C1, 5.2s, 2043 (United Kingdom)	EUR	455,000	585,560
FRB Ser. 03-2, Class 3C, 6.138s, 2043 (United Kingdom)	GBP	340,000	624,576
Green Tree Financial Corp.
Ser. 94-4, Class B2, 8.6s, 2019		$87,227	66,626
Ser. 94-6, Class B2, 9s, 2020		199,922	173,237
Ser. 95-4, Class B1, 7.3s, 2025		84,541	83,326
Ser. 99-1, Class A5, 6.11s, 2023		170,196	171,342
Ser. 99-3, Class A6, 6 1/2s, 2031		89,000	89,232
Ser. 99-3, Class A7, 6.74s, 2031		280,000	269,781
Ser. 99-5, Class A5, 7.86s, 2030		1,275,000	1,123,292
Greenpoint Manufactured Housing Ser. 00-3, Class IA, 8.45s, 2031		637,386	600,654
Greenpoint Mortgage Funding Trust Ser. 05-AR1, Class X1, IO, 1.769s, 2045		1,363,045	38,549
GS Auto Loan Trust 144A Ser. 04-1, Class D, 5s, 2011		240,221	238,249
GSAMP Trust 144A
Ser. 04-NIM1, Class N1, 5 1/2s, 2034		50,029	50,019
Ser. 04-SE2N, Class Note, 5 1/2s, 2034		57	56
Guggenheim Structured Real Estate Funding, Ltd. FRB Ser. 05-1A, Class E, 6.33s, 2030 (Cayman Islands)		250,000	248,942
High Income Trust Securities 144A FRB Ser. 03-1A, Class A, 4.81s, 2036 (Cayman Islands)		264,761	259,466
Holmes Financing PLC
FRB Ser. 4, Class 3C, 5.9s, 2040 (United Kingdom)		50,000	50,169
FRB Ser. 8, Class 2C, 5.32s, 2040 (United Kingdom)		57,000	57,086
Home Equity Asset Trust 144A
Ser. 02-5N, Class A, 8s, 2033		5,837	5,837
Ser. 04-3N, Class A, 5s, 2034		7,569	7,512
Ser. 04-4N, Class A, 5s, 2034		21,828	21,555
LNR CDO, Ltd. 144A FRB Ser. 02-1A, Class FFL, 7.269s, 2037 (Cayman Islands)		300,000	302,310
Long Beach Asset Holdings Corp. NIM Trust 144A Ser. 04-5, Class Note, 5s, 2034		18,410	18,365
Lothian Mortgages PLC 144A FRB Ser. 3A, Class D, 5.388s, 2039 (United Kingdom)	GBP	200,000	359,045
Marriott Vacation Club Owner Trust 144A Ser. 04-1A, Class C, 5.265s, 2026		$28,340	28,055
MASTR Adjustable Rate Mortgages Trust
Ser. 04-03, Class 4AX, IO, 1.417s, 2034		262,585	5,908
Ser. 05-2, Class 7AX, IO, 0.168s, 2035		734,616	2,181
MASTR Asset Backed Securities NIM Trust 144A
Ser. 04-CI5, Class N1, 4.946s, 2034 (Cayman Islands)		2,649	2,646
Ser. 04-CI5, Class N2, 9s, 2034 (Cayman Islands)		65,048	65,074
Ser. 04-HE1A, Class Note, 5.191s, 2034 (Cayman Islands)		12,030	12,018
MBNA Credit Card Master Note Trust FRB Ser. 03-C5, Class C5, 5.65s, 2010		170,000	173,576
Merrill Lynch Mortgage Investors, Inc.
Ser. 03-WM3N, Class N1, 8s, 2034		813	810
Ser. 04-WMC3, Class B3, 5s, 2035		66,000	63,083
Merrill Lynch Mortgage Investors, Inc. 144A
Ser. 04-FM1N, Class N1, 5s, 2035 (Cayman Islands)		5,186	5,187
Ser. 04-HE1N, Class N1, 5s, 2006		9,751	9,717
Ser. 04-WM2N, Class N1, 4 1/2s, 2034		3,500	3,486
Ser. 04-WM3N, Class N1, 4 1/2s, 2035		7,913	7,886
Metris Master Trust 144A FRB Ser. 01-2, Class C, 6.39s, 2009		170,000	170,222
MMCA Automobile Trust Ser. 02-1, Class B, 5.37s, 2010		226,634	225,773
Morgan Stanley ABS Capital I FRB Ser. 04-HE8, Class B3, 7.73s, 2034		50,000	49,887
Morgan Stanley Auto Loan Trust 144A
Ser. 04-HB1, Class D, 5 1/2s, 2011		28,103	27,939
Ser. 04-HB2, Class E, 5s, 2012		86,000	84,082
Morgan Stanley Dean Witter Capital I
FRB Ser. 01-NC3, Class B1, 6.98s, 2031		18,740	18,740
FRB Ser. 01-NC4, Class B1, 7.03s, 2032		25,030	25,043
Morgan Stanley Mortgage Loan Trust Ser. 05-5AR, Class 2A1, 5.433s, 2035		638,872	638,148
Neon Capital, Ltd. 144A limited recourse sec. notes Ser. 96, 1.458s, 2013 (Cayman Islands) (F) (g)		286,896	60,414
Nomura Asset Acceptance Corp. 144A Ser. 04-R2, Class PT, 8.989s, 2034		60,478	64,607
Novastar NIM Trust 144A Ser. 04-N2, Class Note, 4.458s, 2034		3,726	3,698
Oakwood Mortgage Investors, Inc.
Ser. 00-A, Class A2, 7.765s, 2017		46,686	38,155
Ser. 00-D, Class A4, 7.4s, 2030		309,000	207,194

Ser. 01-C, Class A2, 5.92s, 2017		120,487	66,616
Ser. 01-D, Class A4, 6.93s, 2031		214,844	157,453
Ser. 01-E, Class A2, 5.05s, 2019		353,978	274,143
Ser. 02-A, Class A2, 5.01s, 2020		221,239	173,585
Ser. 02-B, Class A4, 7.09s, 2032		102,000	91,014
Ser. 02-C, Class A1, 5.41s, 2032		392,581	339,033
Ser. 99-D, Class A1, 7.84s, 2029		284,248	254,429
Oakwood Mortgage Investors, Inc. 144A Ser. 01-B, Class A4, 7.21s, 2030		87,450	79,196
Ocean Star PLC 144A
FRB Ser. 04-A, Class E, 10.832s, 2018 (Ireland)		50,000	52,950
FRB Ser. 05-A, Class E, 8.896s, 2012 (Ireland)		53,000	52,995
Park Place Securities NIM Trust 144A Ser. 04-MCWN1, Class A, 4.458s, 2034		9,486	9,498
People's Choice Net Interest Margin Note 144A Ser. 04-2, Class A, 5s, 2034		39,426	39,057
Permanent Financing PLC
FRB Ser. 3, Class 3C, 5.63s, 2042 (United Kingdom)		120,000	121,773
FRB Ser. 4, Class 3C, 5.28s, 2042 (United Kingdom)		177,000	178,233
FRB Ser. 5, Class 2C, 5.13s, 2042 (United Kingdom)		49,000	49,196
FRB Ser. 6, Class 3C, 5.321s, 2042 (United Kingdom)	GBP	204,000	362,528
Pillar Funding PLC 144A
FRB Ser. 04-1A, Class C1, 5.491s, 2011 (United Kingdom)		$120,000	121,296
FRB Ser. 04-2A, Class C, 5.371s, 2011 (United Kingdom)		100,000	100,570
Providian Gateway Master Trust 144A
FRB Ser. 04-BA, Class D, 5.87s, 2010		170,000	170,802
FRB Ser. 04-EA, Class D, 5.4s, 2011		152,000	153,277
Residential Accredit Loans, Inc. Ser. 04-QA6, Class NB1, 4.974s, 2034		298,731	297,510
Residential Asset Securities Corp. 144A Ser. 04-N10B, Class A1, 5s, 2034		44,635	44,468
Residential Mortgage Securities 144A FRB Ser. 20A, Class B1A, 5.356s, 2038 (United Kingdom)	GBP	50,000	88,313
SAIL Net Interest Margin Notes 144A
Ser. 03-3, Class A, 7 3/4s, 2033 (Cayman Islands)		$6,044	5,264
Ser. 03-5, Class A, 7.35s, 2033 (Cayman Islands)		9,535	7,996
Ser. 03-8A, Class A, 7s, 2033 (Cayman Islands)		4,478	1,409
Ser. 03-9A, Class A, 7s, 2033 (Cayman Islands)		7,111	1,952
Ser. 03-BC2A, Class A, 7 3/4s, 2033 (Cayman Islands)		21,746	9,209
Ser. 04-10A, Class A, 5s, 2034 (Cayman Islands)		46,207	45,898
Ser. 04-4A, Class A, 5s, 2034 (Cayman Islands)		19,293	19,260
Ser. 04-4A, Class B, 7 1/2s, 2034 (Cayman Islands)		50,000	42,927
Ser. 04-7A, Class A, 4 3/4s, 2034 (Cayman Islands)		14,623	14,581
Ser. 04-AA, Class A, 4 1/2s, 2034 (Cayman Islands)		36,431	36,167
Ser. 04-BNCA, Class A, 5s, 2034 (Cayman Islands)		7,383	7,364
Sasco Net Interest Margin Trust 144A Ser. 05-WF1A, Class A, 4 3/4s, 2035		71,024	70,368
Sharps SP I, LLC Net Interest Margin Trust 144A
Ser. 04-4N, Class Note, 6.65s, 2034		3,716	3,716
Ser. 04-HE2N, Class NA, 5.43s, 2034		9,193	9,055
Structured Adjustable Rate Mortgage Loan Trust
Ser. 04-10, Class 1A1, 4.916s, 2034		51,287	51,225
Ser. 04-16, Class 1A2, 4.999s, 2034		65,947	65,807
Ser. 04-19, Class 2A1X, IO, 0.552s, 2035		2,143,886	37,089
Ser. 04-20, Class 1A2, 5.066s, 2035		430,646	429,554
Ser. 05-1, Class 1A1, 5.14s, 2035		705,405	703,886
Ser. 05-9, Class AX, IO, 0.937s, 2035		3,964,984	118,157
Structured Asset Receivables Trust 144A FRB Ser. 05-1, 5.114s, 2015		410,419	404,519
Structured Asset Securities Corp.
IFB Ser. 05-10, Class 3A3, 7.343s, 2034		256,403	238,031
IFB Ser. 05-6, Class 5A8, 4.84s, 2035		332,726	280,523
TIAA Real Estate CDO, Ltd. 144A FRB Ser. 02-1A, Class III, 7.6s, 2037 (Cayman Islands)		188,000	194,381
Wells Fargo Home Equity Trust 144A
Ser. 04-1N, Class A, 5s, 2034		16,149	16,122
Ser. 04-2, Class N1, 4.45s, 2034 (Cayman Islands)		31,999	31,616
Ser. 04-2, Class N2, 8s, 2034 (Cayman Islands)		49,000	48,021
Wells Fargo Mortgage Backed Securities Trust Ser. 05-AR12, Class 2A5, 4.321s, 2035		1,716,000	1,663,674
WFS Financial Owner Trust Ser. 04-3, Class D, 4.07s, 2012		48,147	47,456
Whole Auto Loan Trust 144A Ser. 04-1, Class D, 5.6s, 2011		106,459	105,650

Total asset-backed securities (cost $21,826,994)			$21,083,408

U.S. GOVERNMENT AGENCY MORTGAGE OBLIGATIONS (14.1%)(a)

		Principal amount	Value

Federal Home Loan Mortgage Corporation Pass-Through Certificates
6s, July 1, 2034		$4,075	$4,122
5 1/2s, June 1, 2035		180,398	178,918
5 1/2s, April 1, 2020		192,873	193,988
Federal National Mortgage Association Pass-Through Certificates
7s, with due dates from March 1, 2033 to April 1, 2035		739,216	769,007
7s, February 1, 2016		36,244	37,310
6 1/2s, with due dates from September 1, 2032 to October 1, 2033		1,275,289	1,309,232
6s, with due dates from August 1, 2034 to March 1, 2035		88,546	89,477
6s, TBA, February 1, 2036		2,600,000	2,624,578
5 1/2s, with due dates from August 1, 2035 to January 1, 2036		1,040,075	1,029,268
5 1/2s, with due dates from July 1, 2009 to May 1, 2018		92,316	93,029
5 1/2s, TBA, February 1, 2036		9,600,000	9,493,500
5 1/2s, TBA, February 1, 2021		2,500,000	2,514,453
5s, September 1, 2035		2,946	2,850
5s, with due dates from April 1, 2019 to May 1, 2020		618,916	611,995
4 1/2s, TBA, February 1, 2021		45,000	43,664
4s, with due dates from May 1, 2019 to September 1, 2020		856,422	816,490

Total U.S. government agency mortgage obligations (cost $19,922,925)			$19,811,881

U.S. TREASURY OBLIGATIONS (0.6%)(a) (cost $757,634)

		Principal amount	Value

U.S. Treasury Bonds 6 1/4s, May 15, 2030		$646,000	$787,716

CORPORATE BONDS AND NOTES (6.9%)(a)

		Principal amount	Value

Communication Services (0.2%)
Ameritech Capital Funding company guaranty 6 1/4s, 2009		$100,000	$102,369
AT&T Wireless Services, Inc. sr. notes 8 3/4s, 2031		60,000	78,625
Telefonica Europe BV company guaranty 7 3/4s, 2010 (Netherlands)		150,000	163,621
			344,615

Conglomerates (0.1%)
Tyco International Group SA company guaranty 6 3/4s, 2011 (Luxembourg)		75,000	79,573

Consumer Cyclicals (0.2%)
DaimlerChrysler NA Holding Corp. company guaranty 7.2s, 2009		170,000	179,129
Ford Motor Credit Corp. notes 7 3/8s, 2009		105,000	98,237
			277,366

Consumer Staples (0.4%)
Comcast Corp. company guaranty 5 1/2s, 2011				150,000	150,228
CVS Corp. 144A pass-through certificates 6.117s, 2013				70,513	72,852
Echostar DBS Corp. sr. notes 5 3/4s, 2008				230,000	226,550
Miller Brewing Co. 144A notes 5 1/2s, 2013				120,000	121,108
News America, Inc. debs. 7 1/4s, 2018				5,000	5,512
					576,250

Financial (1.8%)
AXA Financial, Inc. sr. notes 7 3/4s, 2010				120,000	132,175
Bank of New York Co., Inc. (The) sr. sub. notes FRN 3.4s, 2013				35,000	33,816
Bayerische Landesbank bonds Ser. 5, 5 1/4s, 2009 (Germany)			EUR	1,500,000	1,929,508
Bosphorus Financial Services, Ltd. 144A sec. FRN 6.14s, 2012 (Cayman Islands)				$275,000	276,415
CIT Group, Inc. sr. notes 7 3/4s, 2012				95,000	106,885
Nationwide Financial Services, Inc. notes 5 5/8s, 2015				35,000	35,356
					2,514,155

Government (3.3%)
European Investment Bank supranational bank bonds 3 1/2s, 2014 (Luxembourg)			CHF	700,000	595,926
Norddeutsche Landesbank Girozentrale bonds Ser. 7, 5 3/4s, 2010 (Germany)			EUR	1,500,000	2,016,013
Oester Postspark Bawag foreign government guaranty Ser. EMTN, 3 1/4s, 2011 (Austria)			CHF	2,375,000	1,963,997
					4,575,936

Healthcare (--%)
Bayer Corp. 144A FRB 6.2s, 2008				$75,000	76,428

Utilities & Power (0.9%)
AEP Texas Central Co. sr. notes Ser. D, 5 1/2s, 2013				40,000	40,117
Consumers Energy Co. 1st mtge. Ser. B, 5 3/8s, 2013				265,000	261,807
National Fuel Gas Co. notes 5 1/4s, 2013				40,000	39,578
PP&L Capital Funding, Inc. company guaranty Ser. D, 8 3/8s, 2007				50,000	52,006
Public Service Co. of Colorado sr. notes Ser. A, 6 7/8s, 2009				150,000	158,141
Veolia Environnement sr. unsub. notes Ser. EMTN, 5 3/8s, 2018 (France)			EUR	505,000	680,083
York Power Funding 144A notes 12s, 2007 (Cayman Islands) (In default) (F)(NON)				$31,034	2,588
					1,234,320

Total corporate bonds and notes (cost $8,563,584)					$9,678,643

PURCHASED OPTIONS OUTSTANDING (--%)(a)

		Contract amount		Expiration date/strike	Value
				price
Three month Euro Euribor future (Put) (United Kingdom)	EUR	23		Dec-06/EUR96.88	$13,613
Three month Euro Euribor future (Call) (United Kingdom)	EUR	23		Dec-06/EUR96.88	11,519

Total purchased options outstanding (cost $26,160)					$25,132

SHORT-TERM INVESTMENTS (7.9%)(a)
				Principal amount	Value
Putnam Prime Money Market Fund (e)				$10,629,465	$10,629,465
U.S. Treasury Bills for an effective yield of 4.31%, April 13, 2006 (SEG)				475,000	470,995

Total short-term investments (cost $11,100,460)					$11,100,460

TOTAL INVESTMENTS

Total investments (cost $150,164,219) (b)					$152,454,823

FORWARD CURRENCY CONTRACTS TO BUY at 1/31/06 (aggregate face value $49,773,174) (Unaudited)

				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)
Australian Dollar	$3,224,509	$3,199,651	4/19/06	$24,858
British Pound	4,050,680	3,993,683	3/15/06	56,997
Canadian Dollar	1,232,954	1,229,613	4/19/06	3,341
Euro	14,986,119	14,648,940	3/15/06	337,179
Japanese Yen	21,223,324	21,410,749	2/15/06	(187,425)
Korean Won	1,618,540	1,490,033	2/15/06	128,507
Norwegian Krone	299,947	297,065	3/15/06	2,882
Polish Zloty	443,955	426,487	3/15/06	17,468
Singapore Dollar	351,699	351,167	2/15/06	532
South African Rand	441,613	445,709	4/19/06	(4,096)
Swedish Krona	722,079	707,765	3/15/06	14,314
Swiss Franc	188,705	184,320	3/15/06	4,385
Taiwan Dollar	1,391,148	1,387,992	2/15/06	3,156

Total				$402,098

FORWARD CURRENCY CONTRACTS TO SELL at 1/31/06 (aggregate face value $24,146,936) (Unaudited)

				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)
Australian Dollar	$55,701	$55,058	4/19/06	$(643)
British Pound	1,649,290	1,616,442	3/15/06	(32,848)
Canadian Dollar	3,299,655	3,228,142	4/19/06	(71,513)
Danish Krone	731,444	709,557	3/15/06	(21,887)
Euro	8,068,940	7,986,980	3/15/06	(81,960)
Japanese Yen	1,139,071	1,149,586	2/15/06	10,515
Norwegian Krone	1,676,305	1,659,261	3/15/06	(17,044)
Swedish Krona	1,734,650	1,682,203	3/15/06	(52,447)
Swiss Franc	6,162,756	6,059,707	3/15/06	(103,049)

Total				$(370,876)

FUTURES CONTRACTS OUTSTANDING at 1/31/06 (Unaudited)
				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)
Euro 90 day (Long)	198	$47,062,125	Jun-06	$(78,256)
Euro 90 day (Long)	15	3,565,313	Sep-06	(19,189)
Euro 90 day (Long)	1	293,949	Dec-06	(63)
Euro 90 day (Short)	183	43,535,700	Mar-07	50,599
Euro 90 day (Short)	54	12,848,625	Mar-06	26,909
Euro-Bobl 5 yr (Long)	147	20,028,216	Mar-06	(113,574)
Euro-Bund 10 yr (Short)	68	9,942,561	Mar-06	58,928
Euro-Schatz 2 yr (Long)	80	10,213,985	Mar-06	(6,974)
Japanese Government Bond 10 yr - TSE (Long)	13	15,192,396	Mar-06	21,052
U.K. Gilt 10 yr (Long)	3	608,194	Mar-06	4,095
U.S. Treasury Bond 20 yr (Long)	83	9,366,031	Mar-06	(109,187)
U.S. Treasury Note 10 yr (Long)	212	22,988,750	Mar-06	(75,478)
U.S. Treasury Note 5 yr (Short)	586	61,960,344	Mar-06	391,909
U.S. Treasury Note 2 yr (Short)	20	4,096,875	Mar-06	12,127

Total				$162,898

WRITTEN OPTIONS OUTSTANDING at 1/31/06 (premiums received $321,429) (Unaudited)
		Contract	Expiration date/
		amount	strike price	Value

Option on an interest rate swap with Citibank dated January 27, 2006 for the obligation to pay a fixed rate of 0.60% versus the six month JPY LIBOR
maturing on January 31, 2008.	JPY	3,137,500,000	Jan-07/$0.60	$45,274
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.55% versus the three month LIBOR maturing
on July 5, 2017.		$3,570,000	Jul-07/$4.55	196,326
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the right to receive a fixed rate of 4.55% versus the three month LIBOR maturing on
July 5, 2017.		3,570,000	Jul-07/$4.55	54,194

Total				$295,794

TBA SALE COMMITMENTS OUTSTANDING at 1/31/06 (proceeds receivable $5,613,035) (Unaudited)
	Principal	Settlement
Agency	amount	date	Value
FNMA, 6s, February 1, 2036	$2,600,000	2/13/06	$ 2,624,578
FNMA, 5 1/2s, February 1, 2036	3,000,000	2/13/06	2,966,719

Total			$ 5,591,297

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 1/31/06 (Unaudited)
				Unrealized
		Notional	Termination	appreciation/
		amount	date	(depreciation)
Agreement with Bank of America, N.A. dated March 25, 2004 to pay semi-annually the notional amount multiplied by 3.075% and receive quarterly the notional amount multiplied by the three month USD-
LIBOR.		$4,100,000	3/30/09	$193,678

Agreement with Bank of America, N.A. dated August 30, 2005 to receive semi-annually the notional amount multiplied by 4.53% and pay quarterly the notional amount multiplied by the three month USD-
LIBOR.		3,200,000	9/1/15	84,399

Agreement with Citibank, N.A. dated July 12, 2005 to receive annually the notional amount multiplied by 3.4% and pay semi-annually the
notional amount multiplied by the six month NOKDOM-NIBR.	NOK	21,600,000	7/14/10	4,034

Agreement with Citibank N.A. dated July 12, 2005 to pay annually the notional amount multiplied by 2.7515% and receive semi-annually the
notional amount multiplied by the six month EURIBOR-T248.	EUR	2,700,000	7/14/10	35,640

Agreement with Citibank, N.A. dated July 20, 2005 to pay annually the notional amount multiplied by 2.825% and receive semi-annually the
notional amount multiplied by the six month EURIBOR-T248.	EUR	1,100,000	7/22/10	10,214

Agreement with Citibank, N.A. dated July 20, 2005 to receive annually the notional amount multiplied by 3.52% and pay semi-annually the
notional amount multiplied by the six month NOKDOM-NIBR.	NOK	8,600,000	7/22/10	8,143

Agreement with Citibank N.A. dated January 11, 2006 to receive semi-
annually the notional amount multiplied by 0.35% and pay semi-
annually the notional amount multiplied by the six month JPY-BBA-
LIBOR.	JPY	2,000,000,000	1/13/08	(8,266)

Agreement with Citibank N.A. dated January 11, 2006 to pay semi-
annually the notional amount multiplied by 1.235% and receive semi-
annually the notional amount multiplied by the six month JPY-BBA-
LIBOR.	JPY	580,000,000	1/13/13	32,365

Agreement with Citibank N.A. dated December 14, 2005 to pay
annually the notional amount multiplied by 2.973% and receive semi-
annually the notional amount multiplied by the six month EURIBOR-
T248.	EUR	29,000,000	12/17/07	78,172

Agreement with Citibank N.A. dated December 14, 2005 to receive annually the notional amount multiplied by 3.485% and pay semi-
annually the notional amount multiplied by the six month EURIBOR-
T248.	EUR	3,900,000	12/16/15	(54,530)

Agreement with Credit Suisse First Boston dated November 16, 2005 to receive annually the notional amount multiplied by 1.72% and pay semi-annually the notional amount multiplied by the six month CHF-
LIBOR.	CHF	10,138,000	11/18/07	10,133

Agreement with Credit Suisse First Boston dated November 18, 2005 to pay annually the notional amount multiplied by 2.33% and receive semi-annually the notional amount multiplied by the six month CHF-
LIBOR.	CHF	4,956,000	11/18/12	(4,315)

Agreement with Credit Suisse First Boston dated November 16, 2005 to receive annually the notional amount multiplied by 2.71% and pay semi-annually the notional amount multiplied by the six month CHF-
LIBOR.	CHF	1,241,200	11/18/20	11,173

Agreement with Credit Suisse First Boston International dated July 7,
2004 to pay semi-annually the notional amount multiplied by 4.945%
and receive quarterly the notional amount multiplied by the three
month USD-LIBOR.		$932,200	7/9/14	3,855

Agreement with Credit Suisse First Boston International dated July 7,
2004 to receive semi-annually the notional amount multiplied by
2.931% and pay quarterly the notional amount multiplied by the three
month USD-LIBOR.		736,600	7/9/06	(6,737)

Agreement with JPMorgan Chase Bank, N.A. dated May 6, 2005 to pay semi-annually the notional amount multiplied by 4.062% and receive quarterly the notional amount multiplied by the three month
USD-LIBOR.		8,000,000	5/10/07	91,980

Agreement with JPMorgan Chase Bank, N.A. dated May 6, 2005 to receive semi-annually the notional amount multiplied by 4.687% and pay quarterly the notional amount multiplied by the three month USD-
LIBOR.		4,000,000	5/10/15	(96,085)

Agreement with JPMorgan Chase Bank, N.A. dated May 6, 2005 to pay semi-annually the notional amount multiplied by 5.062% and receive quarterly the notional amount multiplied by the three month
USD-LIBOR.		2,000,000	5/10/35	24,055

Agreement with JPMorgan Chase Bank, N.A. dated July 29, 2005 to pay semi-annually the notional amount multiplied by 4.6757% and receive quarterly the notional amount multiplied by the three month
USD-LIBOR.		487,000	8/2/15	(6,790)

Agreement with JPMorgan Chase Bank, N.A. dated December 21,
2005 to pay semi-annually the notional amount multiplied by 5.036%
and receive quarterly the notional amount multiplied by the three
month LIBOR.		26,000,000	12/23/15	(17,982)

Agreement with Lehman Brothers Special Financing, Inc. dated
September 28, 2005 to receive annually the notional amount multiplied by 2.47% and pay semi-annually the notional amount multiplied by the
six month EURIBOR.	EUR	11,000,000	9/28/07	(113,898)

Agreement with Lehman Brothers Special Financing, Inc. dated
October 19, 2005 to pay semi-annually the notional amount multiplied by 1.61% and receive semi-annually the notional amount multiplied by
the six month JPY-LIBOR-BBA.	JPY	1,000,000,000	10/21/15	(2,669)

Agreement with Lehman Brothers Special Financing, Inc. dated
September 28, 2005 to pay annually the notional amount multiplied by
3.2385% and receive semi-annually the notional amount multiplied by
the six month EURIBOR.	EUR	6,000,000	9/30/15	201,844

Agreement with Lehman Brothers Special Financing, Inc. dated
September 28, 2005 to receive annually the notional amount multiplied by 3.734% and pay semi-annually the notional amount multiplied by
the six month EURIBOR.	EUR	2,100,000	9/30/35	(85,592)

Agreement with Merrill Lynch Capital Services Inc. dated July 22, 2005 to receive annually the notional amount multiplied by 3.54% and pay
semi-annually the notional amount multiplied by the six month NIBOR.	NOK	21,500,000	7/26/10	24,064

Agreement with Merrill Lynch Capital Services, Inc. dated February 16,
2005 to receive semi-annually the notional amount multiplied by the six month EURIBOR and pay annually the notional amount multiplied by
2.5645%.	EUR	11,300,000	2/18/07	(148,504)

Agreement with Merrill Lynch Capital Services, Inc. dated October 5,
2005 to receive annually the notional amount multiplied by 2.526% and pay semi-annually the notional amount multiplied by the six month
EUR-EURIBOR-Telerate.	EUR	6,400,000	10/7/07	(60,948)

Agreement with Merrill Lynch Capital Services, Inc. dated October 5,
2005 to pay annually the notional amount multiplied by 3.2685% and receive semi-annually the notional amount multiplied by the six month
EUR-EURIBOR-BBAM	EUR	3,400,000	10/7/15	105,808

Agreement with Merrill Lynch Capital Services, Inc. dated July 22,
2005 to pay annually the notional amount multiplied by 2.801% and receive semi-annually the notional amount multiplied by the six month
EURIBOR.	EUR	2,600,000	7/26/10	27,093

Agreement with Merrill Lynch Capital Services, Inc. dated October 5,
2005 to receive annually the notional amount multiplied by 3.736% and pay semi-annually the notional amount multiplied by the six month
EUR-EURIBOR-BBAM.	EUR	1,200,000	10/7/35	(49,050)

Total				$291,284

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 1/31/06 (Unaudited)
			Unrealized
	Notional	Termination	appreciation/
	amount	date	(depreciation)

Agreement with Deutsche Bank AG dated September 8, 2005 to receive at maturity the notional amount multiplied by the nominal spread appreciation of the Lehman Brothers AAA 8.5+ Commercial Mortgage
Backed Securities Index adjusted by a modified duration factor and an accrual of 25 basis points plus the beginning of the period nominal spread of the Lehman Brothers AAA 8.5+ Commercial Mortgage Backed
Securities Index and pay at maturity the notional amount multiplied by the nominal spread depreciation of the Lehman Brothers AAA 8.5+
Commercial Mortgage Backed Securities Index adjusted by a modified
duration factor.	$1,088,000	3/1/06	$1,581

Agreement with Goldman Sachs Capital Markets, L.P. dated September
8, 2005 to receive at maturity the notional amount multiplied by the nominal spread appreciation of the Lehman Brothers AAA 8.5+
Commercial Mortgage Backed Securities Index adjusted by a modified duration factor and an accrual of 30 basis points plus the beginning of the period nominal spread of the Lehman Brothers AAA 8.5+
Commercial Mortgage Backed Securities Index and pay at maturity the notional amount multiplied by the nominal spread depreciation of the
Lehman Brothers AAA 8.5+ Commercial Mortgage Backed Securities
Index adjusted by a modified duration factor.	4,676,500	4/1/06	4,882

Agreement with Goldman Sachs dated December 23, 2005 to
receive/(pay) a premium based on the difference between the market price of Ford Credit Auto Owner Trust Series 2005-B Class D and par on
day of execution and receive monthly the notional amount multiplied by
678 basis points and pay monthly the one month USD-LIBOR. At maturity/termination the fund receives the coupon and price appreciation of Ford Credit Auto Owner Trust Series 2005-B Class D and pays the one month USD LIBOR and the price depreciation of Ford Credit Auto
Owner Trust Series 2005-B Class D.	275,000	9/15/11	1,346

Agreement with Lehman Brothers Finance, S.A. dated August 31, 2005 to receive/(pay) semi-annually the notional amount multiplied by the return of the Lehman Brothers US ABS Floating Rate Index HEL
Aggregate Component and pay semi-annually the notional amount multiplied by the six month USD-LIBOR-BBA adjusted by a specified
spread.	11,400,000	3/1/06	(9,550)

Total			$(1,741)

CREDIT DEFAULT CONTRACTS OUTSTANDING at 1/31/06 (Unaudited)
		Unrealized
	Notional	appreciation/
	amount	(depreciation)

Agreement with Bank of America, N.A. on September 13, 2005, maturing on June 20, 2010, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and pay quarterly 90 basis points per annum times the notional amount. Upon a credit default event of a reference entity within the DJ CDX IG HVOL
Series 4 Index, the fund receives a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the DJ
CDX IG HVOL Series 4 Index.	$396,000	$303

Agreement with Citigroup Financial Products, Inc. on August 19, 2005, maturing on June 20,
2012, to receive quarterly 62 basis points per annum times the notional amount. Upon a credit default event of a reference entity within the DJ IG CDX Series 4 Index,7-10% tranche, the fund makes a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the DJ IG CDX Series 4 Index, 7-10%
tranche.	516,000	4,716

Agreement with Citigroup Financial Products, Inc. on August 19, 2005, maturing on June 20,
2012, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and pay quarterly 55 basis points per annum times the notional amount. Upon a credit default event of a reference entity within the DJ IG CDX Series 4
Index, the fund receives a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the DJ IG CDX
Series 4 Index.	516,000	(1,004)

Agreement with Goldman Sachs Capital Markets, L.P. on November 17, 2005, maturing on
December 20, 2010, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and pay quarterly 85 basis points per annum times the notional amount. Upon a credit default event of a reference entity within the
CDX IG HVOL Series 5 Index, the fund receives a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity
within the CDX IG HVOL Series 5 Index.	184,000	(1,265)

Agreement with Goldman Sachs Capital Markets, L.P. on December 2, 2005, maturing on
December 20, 2012, to receive quarterly 31.25 basis points per annum times the notional amount.
Upon a credit default event of a reference entity within the CDX IG Series 5 Index, 10-15%
tranche, the fund makes a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the CDX IG Series
5 Index,10-15% tranche.	254,000	989

Agreement with Goldman Sachs Capital Markets, L.P. on December 2, 2005, maturing on
December 20, 2010, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and pay quarterly 85 basis points per annum times the notional amount. Upon a credit default event of a reference entity within the
CDX IG HVOL Series 5 Index, the fund receives a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity
within the CDX IG HVOL Series 5 Index.	184,000	(873)

Agreement with Goldman Sachs Capital Markets, L.P. on December 2, 2005, maturing on
December 20, 2012, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and pay quarterly 55 basis points per annum times the notional amount. Upon a credit default event of a reference entity within the
CDX IG Series 5 Index, the fund receives a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the CDX
IG Series 5 Index.	127,000	(410)

Agreement with Goldman Sachs Capital Markets, L.P. on January 13, 2006, maturing on
December 20, 2010, to pay quarterly 115 basis points per annum times the notional amount.
Upon a credit default event of a reference entity within the CDX IG Series 5 Index, 3-7% tranche, the fund receives a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the CDX IG Series 5 Index, 3-
7% tranche.	77,000	(404)

Agreement with Goldman Sachs Capital Markets, L.P. on December 2, 2005, maturing on
December 20, 2010, to pay quarterly 113 basis points per annum times the notional amount.
Upon a credit default event of a reference entity within the CDX IG Series 5 Index, 3-7% tranche, the fund receives a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the CDX IG Series 5 Index, 3-
7% tranche.	92,000	404

Agreement with JPMorgan Securities Inc. on December 12, 2005, maturing on June 20, 2012, to receive quarterly 30.5 basis points per annum times the notional amount. Upon a credit default event of a reference entity within the DJ IG CDX 4 Index, 10-15% tranche, the fund makes a payment of the proportional notional amount times the difference between the par value and the
then-market value of the reference entity within the DJ IG CDX 4 Index10-15% tranche.	492,000	540

Agreement with JPMorgan Securities Inc. on December 12, 2005, maturing on June 20, 2012, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and pays quarterly 55 basis points per annum times the notional amount. Upon a credit default event of a reference entity within the DJ IG CDX 4 Index, the fund receives a payment of the proportional notional amount times the difference between the
par value and the then-market value of the reference entity within the DJ IG CDX 4 Index.	246,000	(620)

Agreement with Lehman Brothers Special Financing, Inc. on December 1, 2005, maturing on
June 20, 2010, to pay quarterly 124.5 basis points per annum times the notional amount. Upon a credit default event of any reference entity within the DJ IG CDX Series 4 Index, 3-7% tranche,the fund receives a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the DJ IG CDX Series 4 Index, 3-
7% tranche.		99,000	(895)

Agreement with Lehman Brothers Special Financing, Inc. on July 27, 2005, maturing on June 20,
2012, to receive quarterly 19 basis points times the notional amount. Upon a credit default event of any reference entity within the DJ iTraxx Index, S3 tranche, the fund makes a payment of the proportional notional amount times the difference between the par value and the then-market
value of the reference entity within the DJ iTraxx Index, S3 tranche.	EUR	569,000	3,492

Agreement with Lehman Brothers Special Financing, Inc. on August 27, 2005, maturing on June
20, 2012, to receive quarterly 46.375 basis points times the notional amount. Upon a credit default event of any reference entity within the DJ iTraxx Index, 6-9% tranche, the fund makes a payment of the proportional notional amount times the difference between the par value and the
then-market value of the reference entity within the DJ iTraxx Index, 6-9% tranche.	EUR	526,000	4,311

Agreement with Lehman Brothers Special Financing, Inc. on July 27, 2005, maturing on June 20,
2012, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and to pay quarterly 45 basis points times the notional amount. Upon a credit default event of any reference entity within the DJ iTraxx Index, the fund receives a payment of the proportional notional amount times the difference between the par
value and the then-market value of the reference entity within the DJ iTraxx Index.	EUR	526,000	(487)

Agreement with Lehman Brothers Special Financing, Inc. on July 27, 2005, maturing on June 20,
2012, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and to receive quarterly 45 basis points times the notional amount. Upon a credit default event of any reference entity within the DJ iTraxx Index, the fund makes a payment of the proportional notional amount times the difference between the
par value and the then-market value of the reference entity within the DJ iTraxx Index.	EUR	426,750	(100)

Agreement with Lehman Brothers Special Financing, Inc. on September 19, 2005, maturing on
June 20, 2015, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and pay quarterly 65 basis points per annum times the notional amount. Upon a credit default event of a reference entity within the DJ IG CDX
4 Index, the fund receives a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the DJ IG CDX 4
Index.		$263,000	(289)

Agreement with Lehman Brothers Special Financing, Inc. on January 13, 2006, maturing on
December 20, 2010, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and pay quarterly 85 basis points per annum times the notional amount. Upon a credit default event of any reference entity within the
DJ IG CDX HVOL Series 5 Index,the fund receives a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity
within the DJ IG CDX HVOL Series 5 Index.		77,000	(254)

Agreement with Lehman Brothers Special Financing, Inc. on September 21, 2005, maturing on
December 20, 2015, to receive quarterly 57.5 basis points per annum times the notional amount.
Upon a credit default event of a reference entity within the DJ IG CDX 5 Index 10-15% tranche, the fund makes a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the DJ IG CDX 5 Index 10-15%
tranche.		263,000	542

Agreement with Lehman Brothers Special Financing, Inc. on September 19, 2005, maturing on
June 20, 2015, to receive quarterly 59 basis points per annum times the notional amount. Upon a credit default event of a reference entity within the DJ IG CDX 4 Index,10-15% tranche, the fund makes a payment of the proportional notional amount times the difference between the par value
and the then-market value of the reference entity within the DJ IG CDX 4 Index,10-15% tranche.		263,000	(1)

Agreement with Lehman Brothers Special Financing, Inc. on September 21, 2005, maturing on
December 20, 2015, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and pay quarterly 70 basis points per annum times the notional amount. Upon a credit default event of a reference entity within the DJ
IG CDX 4 Index, the fund receives a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the DJ
IG CDX 4 Index.		263,000	(964)

Agreement with Lehman Brothers Special Financing, Inc. on December 19, 2005, maturing on
June 20, 2012, to receive quarterly 309 basis points per annum times the notional amount. Upon a credit default event of any reference entity within the DJ IG CDX Series 4 Index, 3-7%
tranche,the fund makes a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the DJ IG CDX
Series 4 Index, 3-7% tranche.		113,000	1,640

Agreement with Lehman Brothers Special Financing, Inc. on December 19, 2005, maturing on
June 20, 2010, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and to pay quarterly 90 basis points per annum times the notional amount. Upon a credit default event of any reference entity within the
DJ IG CDX HVOL Series 4 Index,the fund receives a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity
within the DJ IG CDX HVOL Series 4 Index.	113,000	(399)

Agreement with Merrill Lynch International & Co. C.V. on January 13, 2006, maturing on
December 20, 2012, to receive quarterly 246 basis points per annum times the notional amount.
Upon a credit default event of a reference entity within the DJ IG CDX Series 5 Index 3-7%
tranche, the fund makes a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the DJ IG CDX
Series 5 Index 3-7% tranche.	77,000	365

Agreement with Morgan Stanley Capital Services, Inc. on September 19, 2005, maturing on June
20, 2012, to receive quarterly 48 basis points per annum times the notional amount. Upon a credit default event of a reference entity within the DJ IG CDX Series 4 Index 7-10% tranche, the fund makes a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the DJ IG CDX Series 4 Index 7-
10% tranche.	525,000	1,633

Agreement with Morgan Stanley Capital Services, Inc. on September 19, 2005, maturing on June
20, 2012, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and pay quarterly 55 basis points per annum times the notional amount. Upon a credit default event of a reference entity within the DJ IG CDX
Series 4 Index, the fund receives a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the DJ
IG CDX Series 4 Index.	525,000	(465)

Agreement with Morgan Stanley Capital Services, Inc. on November 30, 2005, maturing on
December 20, 2012, to receive quarterly 30 basis points per annum times the notional amount.
Upon a credit default event of a reference entity within the DJ IG CDX Series 5 Index 10-15%
tranche, the fund makes a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the DJ IG CDX
Series 5 Index 10-15% tranche.	507,000	847

Agreement with Morgan Stanley Capital Services, Inc. on December 8, 2005, maturing on
December 20, 2012, to receive quarterly 29 basis points per annum times the notional amount.
Upon a credit default event of a reference entity within the DJ IG CDX Series 5 Index 10-15%
tranche, the fund makes a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the DJ IG CDX
Series 5 Index 10-15% tranche.	506,000	1,349

Agreement with Morgan Stanley Capital Services, Inc. on October 14, 2005, maturing on
December 20, 2010, to receive quarterly 127 basis points per annum times the notional amount.
Upon a credit default event of a reference entity within the DJ HY CDX Series 5 Index 25-35%
tranche, the fund makes a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the DJ HY CDX
Series 5 Index 25-35% tranche.	294,000	4,720

Agreement with Morgan Stanley Capital Services, Inc. on September 7, 2005, maturing on June
20, 2015, to receive quarterly 70.5 basis points per annum times the notional amount. Upon a credit default event of a reference entity within the DJ IG CDX Series 4 Index 10-15% tranche, the fund makes a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the DJ IG CDX Series 4 Index 10-
15% tranche.	264,000	3,864

Agreement with Morgan Stanley Capital Services, Inc. on September 7, 2005, maturing on June
20, 2015, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and pay quarterly 65 basis points per annum times the notional amount. Upon a credit default event of a reference entity within the DJ IG CDX
Series 4 Index, the fund receives a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the DJ
IG CDX Series 4 Index.	264,000	(675)

Agreement with Morgan Stanley Capital Services, Inc. on November 30, 2005, maturing on
December 20, 2012, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and pay quarterly 55 basis points per annum times the notional amount. Upon a credit default event of a reference entity within the DJ
IG CDX Series 5 Index, the fund receives a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the DJ
IG CDX Series 5 Index.	253,500	(821)

Agreement with Morgan Stanley Capital Services, Inc. on December 8, 2005, maturing on
December 20, 2012, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and pay quarterly 55 basis points per annum times the notional amount. Upon a credit default event of a reference entity within the DJ
IG CDX Series 5 Index, the fund receives a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the DJ
IG CDX Series 5 Index.	253,000	(819)

Agreement with Morgan Stanley Capital Services, Inc. on September 13, 2005, maturing on June
20, 2012, to receive quarterly 275 basis points per annum times the notional amount. Upon a credit default event of a reference entity within the DJ IG CDX Series 4 Index 3-7% tranche, the fund makes a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the DJ IG CDX Series 4 Index 3-7%
tranche.	198,000	516

Agreement with Morgan Stanley Capital Services, Inc. on November 16, 2005, maturing on
December 20, 2012, to receive quarterly 305 basis points per annum times the notional amount.
Upon a credit default event of a reference entity within the DJ IG CDX Series 5 Index 3-7%
tranche, the fund makes a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the DJ IG CDX
Series 5 Index 3-7% tranche.		184,000	8,351

Agreement with Morgan Stanley Capital Services, Inc. on October 14, 2005, maturing on
December 20, 2010, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and pays quarterly 395 basis points per annum times the notional amount. Upon a credit default event of a reference entity within the
CDX HY Series 5 Index, the fund receives a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the
CDX HY Series 5 Index.		144,060	(8,114)

Agreement with Morgan Stanley Capital Services, Inc. on December 19, 2005, maturing on June
20, 2010, to pays quarterly 110.5 basis points per annum times the notional amount. Upon a credit default event of a reference entity within the DJ IG CDX Series 4 Index 3-7% tranche, the fund receives a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the DJ IG CDX Series 4 Index 3-7%
tranche.		113,000	81

Agreement with Morgan Stanley Capital Services, Inc. on January 6, 2006, maturing on
December 20, 2012, to receive quarterly 28.5 basis points per annum times the notional amount.
Upon a credit default event of a reference entity within the DJ IG CDX Series 5 Index 10-15%
tranche, the fund makes a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the DJ IG CDX
Series 5 Index 10-15% tranche.		221,000	471

Agreement with Morgan Stanley Capital Services, Inc. on January 6, 2006	maturing on
December 20, 2012, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and pays quarterly 55 basis points per annum times the notional amount. Upon a credit default event of a reference entity within the
CDX IG Series 5 Index, the fund receives a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the CDX
IG Series 5 Index.		110,500	(85)

Agreement with Morgan Stanley Capital Services, Inc. on January 13, 2006, maturing on
December 20, 2012, to receive quarterly 248 basis points per annum times the notional amount.
Upon a credit default event of a reference entity within the DJ IG CDX Series 5 Index 3-7%
tranche, the fund makes a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the DJ IG CDX
Series 5 Index 3-7% tranche.		77,000	532

Agreement with Morgan Stanley Capital Services, Inc. on January 13, 2006, maturing on
December 20, 2010, to pay quarterly 115 basis points per annum times the notional amount.
Upon a credit default event of a reference entity within the DJ IG CDX Series 5 Index 3-7%
tranche, the fund receives a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity within the DJ IG CDX
Series 5 Index 3-7% tranche.		77,000	253

Agreement with Morgan Stanley Capital Services, Inc. on January 13, 2006	maturing on
December 20, 2010, to receive/(pay) a premium based on the difference between the original spread on issue and the market spread on day of execution and pay quarterly 85 basis points per annum times the notional amount. Upon a credit default event of a reference entity within the
CDX IG HVOL Series 5 Index, the fund receives a payment of the proportional notional amount times the difference between the par value and the then-market value of the reference entity
within the CDX IG HVOLSeries 5 Index.		77,000	(275)

Total			$20,700

NOTES

(a) Percentages indicated are based on net assets of $140,236,157.

(b) The aggregate identified cost on a tax basis is $150,179,246, resulting in gross unrealized appreciation and depreciation of $5,933,224 and $3,657,647, respectively, or net unrealized appreciation of $2,275,577.

(NON) Non-income-producing security.

(SEG) This security was pledged and segregated with the custodian to cover margin requirements for futures contracts at January 31, 2006.

(e) Pursuant to an exemptive order from the Securities and Exchange Commission, the fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. Management fees paid by the fund are reduced by an amount equal to the management and administrative fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $68,999 for the period ended January 31, 2006. During the period ended January 31, 2006, cost of purchases and cost of sales of investments in Putnam Prime Money Market Fund aggregated $24,970,204 and $14,956,774, respectively.

(F) Security is valued at fair value following procedures approved by the Trustees.

(g) The notes are secured by debt and equity securities and equity participation agreements held by Neon Capital, Ltd.

At January 31, 2006, liquid assets totaling $60,183,254 have been designated as collateral for open forward commitments, swap contracts and forward contracts.

144A after the name of a security represents those exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

TBA after the name of a security represents to be announced securities.

The rates shown on Floating Rate Bonds (FRB) and Floating Rate Notes (FRN) are the current interest rates at January 31, 2006.

Inverse Floating Rate Bonds (IFB) are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The interest rates shown are the current interest rates at January 31, 2006.

DIVERSIFICATION BY COUNTRY

Distribution of investments by country of issue at January 31, 2006: (as a percentage of Portfolio Value)

Austria	5.3%
Canada	4.8
Cayman Islands	1.6
Denmark	1.1
France	5.4
Germany	4.9
Ireland	2.3
Italy	1.0
Japan	2.3
Netherlands	4.0
Spain	2.6
United Kingdom	4.8
United States	59.0
Other	0.9
-----------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------------
Total	100.0%

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Market quotations are not considered to be readily available for certain debt obligations; such investments are valued at fair value on the basis of valuations furnished by an independent pricing service or dealers, approved by the Trustees. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

Other investments, including certain restricted securities, are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

Stripped mortgage-backed securities The fund may invest in stripped mortgage-backed securities which represent a participation in mortgage loans and may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is highly sensitive to changes in interest rates.

Forward currency contracts The fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments). The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the statement of assets and liabilities. Forward currency contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Total return swap contracts The fund may enter into total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount. To the extent that the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or loss. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Total return swap contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Interest rate swap contracts The fund may enter into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to manage the fund’s exposure to interest rates. Interest rate swap contracts are marked-to-market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or loss. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Interest rate swap contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Credit default contracts The fund may enter into credit default contracts where one party, the protection buyer, makes an upfront or periodic payment to a counterparty, the protection seller, in exchange for the right to receive a contingent payment. The maximum amount of the payment may equal the notional amount, at par, of the underlying index or security as a result of a related credit event. An upfront payment received by the fund, as the protection seller, is recorded as a liability on the fund’s books. An upfront payment made by the fund, as the protection buyer, is recorded as an asset on the fund’s books. Periodic payments received or paid by the fund are recorded as realized gains or losses. The credit default contracts are marked-to-market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made as a result of a credit event or termination of the contract are recognized, net of a proportional amount of the upfront payment, as realized gains or losses. In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index, the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased comparable publicly traded securities or that the counterparty may default on its obligation to perform. Risks of loss may exceed amounts recognized on the statement of assets and liabilities. Credit default contracts outstanding at period end, if any, are listed after the fund’s portfolio.

TBA purchase commitments The fund may enter into “TBA” (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund’s other assets. [cont]

Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under “Security valuation” above. The contract is marked-to-market daily and the change in market value is recorded by the fund as an unrealized gain or loss.

Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

TBA sale commitments The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.

Unsettled TBA sale commitments are valued at fair value of the underlying securities, generally according to the procedures described under “Security valuation” above. The contract is marked-to-market daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into. TBA sale commitments outstanding at period end, if any, are listed after the fund’s portfolio.

Dollar rolls To enhance returns, the fund may enter into dollar rolls (principally using TBAs) in which the fund sells securities for delivery in the current month and simultaneously contracts to purchase similar securities on a specified future date. During the period between the sale and subsequent purchase, the fund will not be entitled to receive income and principal payments on the securities sold. The fund will, however, retain the difference between the initial sales price and the forward price for the future purchase. The fund will also be able to earn interest on the cash proceeds that are received from the initial sale. The fund may be exposed to market or credit risk if the price of the security changes unfavorably or the counterparty fails to perform under the terms of the agreement.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting:

Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Global Income Trust By (Signature and Title): /s/ Michael T. Healy Michael T. Healy Principal Accounting Officer Date: March 29, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer

Date: March 29, 2006

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer

Date: March 29, 2006